Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 6 days
Aggregate intrinsic value of the stock options	$ 283,200
Stock based compensation expense	108,775	246,255
Unrecognized compensation expense related to stock options	$ 0	$ 0
2013 Long-Term Incentive Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive plans	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013
Total number of shares of common stock issued and outstanding percentage	10.00%